Commitments for Expenditure - Summary of Commitments For Inventory Purchase (Details)	12 Months Ended
Dec. 31, 2024
Concentrate
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2024 ~ 2033
Contracted amounts	22,282 Ton U3O8
Conversion
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2024 ~ 2030
Contracted amounts	14,391 Ton U
Enrichment
Disclosure of contracts for inventory purchase commitment [Line Items]
Periods	2024 ~ 2035
Contracted amounts	26,943 Ton SWU